Financial instruments: valuation - Hierarchy of assets (Details) - Recurring fair value measurement - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value of assets
Assets	£ 153,862	£ 162,882
Trading loans
Fair value of assets
Assets	33,597	35,655
Trading securities
Fair value of assets
Assets	11,954	9,922
Interest rate
Fair value of assets
Assets	44,563	53,480
Foreign exchange
Fair value of assets
Assets	34,161	45,829
Other
Fair value of assets
Assets	180	236
Other loans
Fair value of assets
Assets	765	899
Other securities
Fair value of assets
Assets	28,642	16,861
Level 1
Fair value of assets
Assets	£ 26,296	£ 17,848
As a % of total value assets	17.00%	11.00%
Level 1 | Trading securities
Fair value of assets
Assets	£ 8,447	£ 7,463
Level 1 | Interest rate
Fair value of assets
Assets	1	5
Level 1 | Other securities
Fair value of assets
Assets	17,848	10,380
Level 2
Fair value of assets
Assets	£ 125,605	£ 142,701
As a % of total value assets	82.00%	88.00%
Level 2 | Trading loans
Fair value of assets
Assets	£ 33,388	£ 35,260
Level 2 | Trading securities
Fair value of assets
Assets	3,493	2,458
Level 2 | Interest rate
Fair value of assets
Assets	43,912	52,764
Level 2 | Foreign exchange
Fair value of assets
Assets	34,096	45,715
Level 2 | Other
Fair value of assets
Assets	72	54
Level 2 | Other loans
Fair value of assets
Assets	108	172
Level 2 | Other securities
Fair value of assets
Assets	10,536	6,278
Level 3
Fair value of assets
Assets	£ 1,961	£ 2,333	£ 2,052
As a % of total value assets	1.00%	1.00%
Level 3 | Trading loans
Fair value of assets
Assets	£ 209	£ 395
Level 3 | Trading securities
Fair value of assets
Assets	14	1
Level 3 | Interest rate
Fair value of assets
Assets	650	711
Level 3 | Foreign exchange
Fair value of assets
Assets	65	114
Level 3 | Other
Fair value of assets
Assets	108	182
Level 3 | Other loans
Fair value of assets
Assets	657	727
Level 3 | Other securities
Fair value of assets
Assets	£ 258	£ 203